CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
REVENUE
Products	$ 528,811	$ 560,643	$ 573,253
Services	73,177	87,466	95,124
Total revenue	601,988	648,109	668,377
COST OF SALES
Products	378,782	396,080	398,288
Services	42,804	53,860	60,281
Total cost of sales	421,586	449,940	458,569
GROSS MARGIN	180,402	198,169	209,808
OPERATING EXPENSES
Selling, general and administrative	201,416	245,114	191,857
Postretirement plan termination	0	(20,239)	0
Restructuring and other exit costs	4,278	5,198	1,733
Total operating expenses	205,694	230,073	193,590
(LOSS) INCOME FROM OPERATIONS	(25,292)	(31,904)	16,218
OTHER INCOME (EXPENSE)
Interest expense	(2,689)	(2,466)	(2,189)
Investment and other income (expense)	39	632	(333)
Total other expense	(2,650)	(1,834)	(2,522)
(LOSS) INCOME BEFORE INCOME TAXES	(27,942)	(33,738)	13,696
INCOME TAX EXPENSE	534	91,695	5,898
NET (LOSS) INCOME	$ (28,476)	$ (125,433)	$ 7,798
BASIC AND DILUTED (LOSS) INCOME PER SHARE (DOLLARS PER SHARE)	$ (4.88)	$ (21.59)	$ 1.35